Other acquired rights	12 Months Ended
Dec. 31, 2019
Other Acquired Rights [Abstract]
Other acquired rights
11.	Other acquired rights

As of December 31, 2017, 2018 and 2019 the other acquired rights correspond to payments made by the Company after the date the concessions were granted, in order to early-terminate certain long-term lease contracts that existed at that time between ASA and third-party leaseholders in Mexican airports. The rights acquired are comprised as follows:

	December 31, 2017		December 31, 2018		December 31, 2019
Right to operate the charter and general aviation terminal and FBO at San José del Cabo airport terminal	Ps.	344,443	Ps.	344,443	Ps.	344,443
Right to operate commercial space at Tijuana airport		15,935		15,935		15,935
Right to operate various space at Puerto Vallarta airport		309,616		309,616		309,616
Right to operate commercial space at Guadalajara airport		93,560		93,560		93,560
Right to operate various parking lots		5,673		5,673		5,673
		769,227		769,227		769,227
Less – accumulated amortization		(254,234)		(270,931)		(287,627)
	Ps.	514,993	Ps.	498,296	Ps.	481,600

Amortization recognized for the years ended December 31, 2017, 2018 and 2019 amounted to Ps. 16,696, in each year. These assets have a useful life until the end of the concession, as their use and operation will continue until the term expires.